Debt - Components of Long-term Debt - Footnote E (Parenthetical) (Detail) - 12 months ended Dec. 31, 2014 - 5.57% Senior Secured Notes [Member] CAD in Millions, $ in Millions	USD ($)	CAD
Debt Instrument [Line Items]
Debt instrument interest rate		5.57%
Value of locomotive units and other rolling stock used as collateral		CAD 57
Final repayment of principal amount | $	$ 33
Maturity	2024-12